Equity - Capital stock structure (Details) - Sociedad Minera Cerro Verde S.A.A.	12 Months Ended
Dec. 31, 2024 shareholder
Disclosure of classes of share capital [line items]
Number of shareholders	2,312
Percentage of equity interest	100.00%
Up to 1.00 [Member]
Disclosure of classes of share capital [line items]
Number of shareholders	2,308
Percentage of equity interest	4.34%
From 1.01 to 20.00 [Member]
Disclosure of classes of share capital [line items]
Number of shareholders	2
Percentage of equity interest	21.10%
From 20.01 to 30.00 [Member]
Disclosure of classes of share capital [line items]
Number of shareholders	1
Percentage of equity interest	21.00%
From 30.01 to 60.00 [Member]
Disclosure of classes of share capital [line items]
Number of shareholders	1
Percentage of equity interest	53.56%